EQUITY:	6 Months Ended
Jun. 30, 2018
EQUITY:
EQUITY:

NOTE 6 - EQUITY:

a.	Changes in share capital:

On April 13, 2018, the Company completed an underwritten public offering of its ordinary shares pursuant to which the Company issued 6,750,000 ordinary shares with no par value at a price of $5.25 per ordinary share. On May 10, 2018, the underwriters partially exercised their over-allotment option and purchased 400,000 additional ordinary shares. The total net proceeds were approximately $35.0 million, after deducting underwriting discounts, commissions and other offering expenses.

b.	Share-based payment to employees:

1)	The following are the grants of options to employees:

Date of grant	Number of options granted	Exercise price per option (USD)	Fair value on grant date- USD in thousands	Expiration date
January 2018	135,000	5.19	389	January 2025
February 2018	865,000	6.10 - 6.67	2,089	February 2025
March 2018	75,000	6.40 - 6.45	209	March 2025
June 2018	220,000	4.44	387	June 2025

Vesting conditions of all of the above options are service conditions and the options will vest over a three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in eight equal quarterly tranches, subsequent to the first year from the grant date.

Each one option is exercisable into one ordinary share.

The fair value of all of the options was calculated using the Black-Scholes options pricing model, and based on the following assumptions:

Date of grant	Share price on date of grant- in USD	Expected dividend	Expected volatility	Risk free interest*	Expected term
January 2018	6.05	None	46.32%	2.3%	5 years
February 2018	5.70 - 6.10	None	45.87% - 46.47%	2.5% - 2.7%	5 years
March 2018	6.40 - 6.45	None	46.03%	2.6%	5 years
June 2018	4.20	None	46.15%	2.7%	5 years

*	The risk-free interest rate was determined on the basis of the yield rates to maturity of unlinked government bonds bearing a fixed interest rate, whose maturity dates correspond to the expected exercise dates of the options.

2)	During the six-month period ended June 30, 2018, options to purchase 52,382 ordinary shares granted to employees were forfeited or expired.